Note 10 - Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation to Form 5500 (Details) - EBP 34-0214400 002 [Member] - USD ($)			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Net assets available for benefits per financial statements	$ 67,605,048	$ 60,614,812	$ 67,605,048	$ 59,797,587
Net increase in net assets available for benefits per financial statements	6,990,236	817,225
Add: Current year excess contributions payable			38,890
Add: Excess contributions payable	38,890	27,200	38,890
Less: Prior year excess contributions payable			(27,200)
Add: Prior year employer contribution receivable	14,937
Less: Employer contribution receivable	0	(14,937)	0
Less: Current year employer contribution receivable	0
Net increase in net assets available for benefits per Form 5500	7,016,863
Net Assets available for benefits per Form 5500	$ 67,643,938	$ 60,627,075	$ 67,643,938